Related party (Details) (USD $)	Jun. 30, 2014
Related party Details
Accrued liabilities and accrued interest-related parties balance was composed Expenses	$ 2,000
Accrued salaries and expenses payable to an officer	191,077
Accured interest of related party	$ 271